N-2 - $ / shares	Nov. 14, 2022	Nov. 10, 2022
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Latest Share Price		$ 36.26
Latest Premium (Discount) to NAV [Percent]		(58.00%)
Latest NAV		$ 36.47